Condensed Financial Information of the Parent Company - Schedule of Parent Company Statements of Operations and Comprehensive Income (Details) - Parent Company [Member] - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Parent Company Statements of Operations and Comprehensive Income [Line Items]
Revenues		$ 36,402
Gross profit		36,402
General and administrative	1,323,145	764,111	378,857
Net investment gain	250,826	238,812
Interest income	292,996	317,505	35
Other expense, net		(3,382)	(4,327)
Total operating expenses	1,323,145	764,111	378,857
Operating loss	(1,323,145)	(727,709)	(378,857)
Other income (expense)
General and administrative	1,323,145	764,111	378,857
Net investment gain	250,826	238,812
Interest income	292,996	317,505	35
Other expense, net		(3,382)	(4,327)
Total other income (loss)	543,822	552,935	(4,292)
Share of (loss) income from subsidiaries	(117,367)	1,222,415	1,798,894
(Loss) Income before provision for income taxes	(896,690)	1,047,641	1,415,745
Net (loss) income	(896,690)	1,047,641	1,415,745
Comprehensive (loss) income	$ (896,690)	$ 1,047,641	$ 1,415,745
(Loss) earnings per ordinary share
– Basic (in Dollars per share)	$ (0.04)	$ 0.08	$ 0.13
– Diluted (in Dollars per share)	$ (0.04)	$ 0.08	$ 0.13
Weighted average number of ordinary shares outstanding
Weighted average number of ordinary shares outstanding basic (in Shares)	20,603,614	13,257,469	10,987,679
Weighted average number of ordinary shares outstanding diluted (in Shares)	20,603,614	13,257,469	10,987,679